Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Preferred Shares	Common Shares	Retained Earnings	AOCI Including Portion Attributable to Noncontrolling Interest [Member]	Treasury Shares	Accumulated Other Comprehensive (Loss) Income	Retained Earnings
Beginning balance at Dec. 31, 2015		$ 0	$ 303,966	$ 507,505		$ (82,473)	$ (15,643)
Beginning balance, shares at Dec. 31, 2015		0	15,330,815
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 86,135			86,135
Other comprehensive (loss) income, net of income tax:
Other Comprehensive Income (Loss), Net of Tax	$ (2,102)						(2,102)
Cash dividends				(57,958)
Fractional shares issued in dividend reinvestment plan, shares			(47)
Cash payment for fractional shares in dividend reinvestment plan			$ (4)
Allocated Share-based Compensation Expense			$ 1,864
Treasury Stock, Shares, Acquired			0
Treasury Stock Reissued Shares For Director Grants	9,950		9,950
Treasury shares reissued for director grants				(51)		1,001
Ending balance at Dec. 31, 2016		$ 0	$ 305,826	535,631		(81,472)	(17,745)
Ending balance, shares at Dec. 31, 2016		0	15,340,718
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 84,242			84,242
Other comprehensive (loss) income, net of income tax:
Other Comprehensive Income (Loss), Net of Tax	$ (8,709)						(8,709)
Cash dividends				(57,883)
Fractional shares issued in dividend reinvestment plan, shares			(55)
Cash payment for fractional shares in dividend reinvestment plan			$ (6)
Allocated Share-based Compensation Expense			$ 2,701
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures			6,381
Stock Granted, Value, Share-based Compensation, Net of Forfeitures			$ (795)	(197)		(645)
Treasury Stock, Shares, Acquired			(70,000)
Treasury Stock, Value, Acquired, Cost Method						7,378
Treasury Stock Reissued Shares For Director Grants	11,150		11,150
Treasury shares reissued for director grants				115		1,126
Ending balance at Dec. 31, 2017	$ 756,101	$ 0	$ 307,726	561,908		(87,079)	(26,454)
Ending balance (Adjustments for New Accounting Pronouncement [Member]) at Dec. 31, 2017				563,825			(27,449)
Ending balance, shares at Dec. 31, 2017		0	15,288,194
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets							(3,806)
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets | Accounting Standards Update 2016-01 [Member]				1,917	$ (995)		(995)
Cumulative Effect of New Accounting Principle in Period of Adoption | Adjustments for New Accounting Pronouncement [Member]								$ 3,806
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	110,387			110,387
Other comprehensive (loss) income, net of income tax:
Other Comprehensive Income (Loss), Net of Tax	(18,533)						(18,533)
Cash dividends				(63,555)
Fractional shares issued in dividend reinvestment plan, shares			(44)
Cash payment for fractional shares in dividend reinvestment plan			$ (4)
Stock Issued During Period, Shares, Acquisitions			435,457
Stock Issued During Period, Value, Acquisitions			$ 48,519
Allocated Share-based Compensation Expense	$ 3,954		3,954
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures	12,921
Stock Granted, Value, Share-based Compensation, Net of Forfeitures			$ (1,597)	(317)		(1,304)
Treasury Stock, Shares, Acquired			(50,000)
Treasury Stock, Value, Acquired, Cost Method						5,784
Treasury Stock Reissued Shares For Director Grants	11,650		11,650
Treasury shares reissued for director grants				(77)		1,186
Ending balance at Dec. 31, 2018	$ 832,506	$ 0	$ 358,598	$ 614,069		$ (90,373)	$ (49,788)
Ending balance, shares at Dec. 31, 2018		0	15,698,178